STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Common Stock	Additional Paid-In Capital	(Deficit) Accumulated During the Development Stage	Total
Beginning Balance, Amount at Nov. 14, 2011
Beginning Balance, Shares at Nov. 14, 2011
Common stock issued for cash ($0.018/share), Amount	100	17,900		18,000
Common stock issued for cash ($0.018/share), Shares	1,000,000
Net (loss)			(1,604)	(1,604)
Ending Balance, Amount at Dec. 31, 2011	100	17,900	(1,604)	16,396
Ending Balance, Shares at Dec. 31, 2011	1,000,000
Common stock issued for cash ($0.2/share), Amount	20	27,980		28,000
Common stock issued for cash ($0.2/share), Shares	200,000
Net (loss)			(43,865)	(43,865)
Ending Balance, Amount at Dec. 31, 2012	$ 120	$ 45,880	$ (45,469)	$ 531
Ending Balance, Shares at Dec. 31, 2012	1,200,000